UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                   ------------------------

Check here if Amendment [   ];                     Amendment Number:
                                                                     ------

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Hawkeye Capital Management, LLC
               ---------------------------------

Address:       800 Third Avenue, 9th Floor
               ---------------------------------

               New York, NY 10022
               ---------------------------------

Form 13F File Number:   028-
                        ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard Rubin
               -------------------

Title:         Managing Member
               -------------------

Phone:         (212) 265-0565
               -------------------

Signature, Place, and Date of Signing:

/s/Richard Rubin     New York, NY     May 14, 2012
----------------     ------------     ------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:            0
                                         -----------

Form 13F Information Table Entry Total:      16
                                         -----------

Form 13F Information Table Value Total:    322,295
                                         -----------
                                         (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                            VOTING AUTHORITY
                     TITLE OF                 VALUE     SHARES /   SH /  PUT/  INVESTMENT   OTHER    ------------------------------
NAME OF ISSUER         CLASS      CUSIP     (X$1,000)    PRN AMT   PRN   CALL  DISCRETION  MANAGER          SOLE       SHARED  NONE
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
CIT GROUP INC        COM        125581801  33,320,518     807,966  SH          SOLE                           807,966
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
COLLECTIVE BRANDS
INC                  COM        19421W100  22,157,174   1,127,018  SH          SOLE                         1,127,018
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
HEWLETT PACKARD
COMPANY              COM        428236103     871,225      36,560  SH          SOLE                            36,560
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
IMATION CORP         COM        45245A107   8,208,417   1,326,077  SH          SOLE                         1,326,077
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
                     COM PAR
INFOSPACE INC        $   .0001  45678T300  23,174,174   1,809,069  SH          SOLE                         1,809,069
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
                     IPTH S&P
BARCLAYS BK PLC      VIX NEW    06740C261   2,523,000     150,000  SH          SOLE                           150,000
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
KAPSTONE PAPER AND
PACKAGING            COM        48562P103  71,412,500   3,625,000  SH          SOLE                         3,625,000
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
NORTH AMERICAN
ENERGY PARTNERS      COM        656844107   3,445,513     703,166  SH          SOLE                           703,166
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
PANTRY INC           COM        698657103  17,790,277   1,367,431  SH          SOLE                         1,367,431
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
POPULAR INC          COM        733174106  10,221,193   4,985,948  SH          SOLE                         4,985,948
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
SILGAN HOLDINGS INC  COM        827048109  23,737,787     537,054  SH          SOLE                           537,054
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
SONIC AUTOMOTIVE
INC-CLASS A          COM CL A   83545G102  44,780,373   2,500,300  SH          SOLE                         2,500,300
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
THERAVANCE INC       COM        88338T104   9,318,953     477,895  SH          SOLE                           477,895
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
WILLIS GROUP
HOLDINGS PLC         SHS        G96666105  27,984,000     800,000  SH          SOLE                           800,000
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
XEROX CORPORATION    COM        984121103   5,687,512     703,900  SH          SOLE                           703,900
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
XL GROUP PLC         SHS        G98290102  17,662,167     814,300  SH          SOLE                           814,300
-------------------  ---------  ---------  -----------  ---------  ----  ----  -----------  -------  ----------------  ------  ----
